Related Party Transactions (Details) - Schedule of other assets and liabilities with related parties - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	$ 261,386	$ 99,802
Transactions in the course of collection	35,833	63,969
Financial assets held-for-trading	96	880
Derivative instruments	252,748	495,378
Investment instruments	31,548	12,141
Other assets	96,362	76,548
Total	677,973	748,718
Liabilities
Demand deposits	239,139	227,377
Transactions in the course of payment	37,799	16,202
Obligations under repurchase agreements	24,500	54,030
Savings accounts and time deposits	338,732	396,028
Derivative instruments	355,099	432,669
Borrowings from financial institutions	114,758	292,172
Lease liabilities	10,354	11,888
Other liabilities	14,699	151,335
Total	$ 1,135,080	$ 1,581,701